db-X EXCHANGE-TRADED FUNDS INC.

(formerly “TDX INDEPENDENCE FUNDS, INC.”)

db-X 2010 Target Date Fund

(formerly, “TDX Independence 2010 Exchange-Traded Fund”)

db-X 2020 Target Date Fund

(formerly, “TDX Independence 2020 Exchange-Traded Fund”)

db-X 2030 Target Date Fund

(formerly, “TDX Independence 2030 Exchange-Traded Fund’)

db-X 2040 Target Date Fund

(formerly, “TDX Independence 2040 Exchange-Traded Fund”)

db-X In-Target Date Fund

(formerly, “TDX Independence In-Target Exchange-Traded Fund”)

(each, a “Fund”)

Supplement dated June 17, 2011 to the currently effective

Prospectus dated September 28, 2010,

and all supplements thereto

1.	The Board of Directors (the “Board”) of TDX Independence Funds, Inc. approved changing its name to db-X Exchange-Traded Funds Inc., effective June 17, 2011.

Additionally, effective June 17, 2011, the Board approved changes to the names of each Fund as follows:

Current Name	New Name
TDX Independence 2010 Exchange-Traded Fund	db-X 2010 Target Date Fund

TDX Independence 2020 Exchange-Traded Fund	db-X 2020 Target Date Fund

TDX Independence 2030 Exchange-Traded Fund	db-X 2030 Target Date Fund

TDX Independence 2040 Exchange-Traded Fund	db-X 2040 Target Date Fund

TDX Independence In-Target Exchange-Traded Fund	db-X In-Target Date Fund

Accordingly, all references to TDX Independence Funds, Inc. and each Fund are hereby revised as set forth above.

2.	The following is hereby added at the end of each Fund’s “Summary Information” section:

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for marketing activities and presentations, educational training programs or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3.	The following is hereby added immediately after the “Distributor” section:

Payments to Intermediaries

The Advisor or its affiliates may make payments to broker-dealers or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations and/or educational training programs relating to the Funds and certain other funds advised by the Advisor or its affiliates. Such payments, which may be significant to the intermediary, are not made by a Fund. Rather, such payments are made by the Advisor or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Funds and certain other funds advised by the Advisor or its affiliates. More information regarding these payments is contained in the Funds’ SAI.

Please Retain This Supplement For Future Reference.

TDXSUP061711

db-X EXCHANGE-TRADED FUNDS INC.

(formerly “TDX INDEPENDENCE FUNDS, INC.”)

db-X 2010 Target Date Fund

(formerly, “TDX Independence 2010 Exchange-Traded Fund”)

db-X 2020 Target Date Fund

(formerly, “TDX Independence 2020 Exchange-Traded Fund”)

db-X 2030 Target Date Fund

(formerly, “TDX Independence 2030 Exchange-Traded Fund’)

db-X 2040 Target Date Fund

(formerly, “TDX Independence 2040 Exchange-Traded Fund”)

db-X In-Target Date Fund

(formerly, “TDX Independence In-Target Exchange-Traded Fund”)

(each, a “Fund”)

Supplement dated June 17, 2011 to the currently effective

Statement of Additional Information dated

September 28, 2010, and all supplements thereto

1.	The Board of Directors (the “Board”) of TDX Independence Funds, Inc. (the “Company”) approved changing its name to db-X Exchange-Traded Funds Inc., effective June 17, 2011.

Additionally, effective June 17, 2011, the Board approved changes to the names of each Fund as follows:

Current Name	New Name
TDX Independence 2010 Exchange-Traded Fund	db-X 2010 Target Date Fund

TDX Independence 2020 Exchange-Traded Fund	db-X 2020 Target Date Fund

TDX Independence 2030 Exchange-Traded Fund	db-X 2030 Target Date Fund

TDX Independence 2040 Exchange-Traded Fund	db-X 2040 Target Date Fund

TDX Independence In-Target Exchange-Traded Fund	db-X In-Target Date Fund

Accordingly, all references to TDX Independence Funds, Inc. and each Fund are hereby revised as set forth above.

2.	Effective February 8, 2011, Alex Depetris replaced Hans Ephraimson as President, Chief Executive Officer and Chairman of the Board of the Company. Accordingly, all references to Hans Ephraimson are deleted and replaced with Alex Depetris.

Additionally, the chart in the section titled “MANAGEMENT—OFFICERS AND DIRECTORS—Interested Director/Officers” is deleted and replaced with the following:

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director During Past 5 Years
Alex Depetris Age 31, 60 Wall Street New York, New York 10005	Director, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Vice President, DBX Group at Deutsche Bank AG (2008-Present); Associate, Arnold & Porter LLP (2006-2008); Associate, Sullivan & Worcester LLP (2005 until 2006).	10	None

Michael Gilligan Age 44, 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Strategic Advisors LLC, DBX Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse 2007 to 2008; Director in the Finance Group, Credit Suisse (1998 to 2007).	N/A	N/A

Martin Kremenstein Age 34, 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Director in the DBX Group at Deutsche Bank AG with responsibility for providing investor solutions to the DB sales force in North America since 2006; Vice President, Market Risk Management JP Morgan Chase until 2006.	N/A	N/A

Frank Gecsedi Age 43, 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch) (2000-2010).	N/A	N/A

The second paragraph of the section titled “MANAGEMENT—INFORMATION CONCERNING OUR BOARD OF DIRECTORS— Information about Each Director’s Qualification, Experience, Attributes or Skills” is deleted and replaced with the following:

Mr. Alex Depetris. In addition to his tenure as Vice President in the DBX Group at Deutsche Bank AG, Mr. Depetris has experience as an attorney at the law firms of Arnold & Porter LLP and Sullivan & Worcester LLP. Therefore, Mr. Depetris has extensive knowledge of the regulatory framework under which investment companies operate, including with respect to exchange-traded funds.

3.	The third paragraph of the section titled “PORTFOLIO TRANSACTIONS” is deleted and replaced with the following:

Consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, and interpretations thereunder, TDAM may cause a Fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services and products if TDAM determines in good faith that the commission is reasonable in relation to the services and products utilized. In addition to agency transactions, TDAM may receive brokerage or research services and products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services and products may include but are not limited to: economic, industry, or company research reports or investment recommendations; subscriptions to certain financial publications; market data such as stock quotes, last sale prices, trading volumes and similar data; databases and software, including, but not limited to, quantitative analytical software; and products and services that assist in effecting transactions and functions incidental thereto, including services of third-party computer systems directly related to brokerage activities and routing settlement instructions. TDAM may use brokerage or research services and products furnished by brokers, dealers or service providers in servicing all client accounts, and not all services and products may necessarily be used in connection with the account that paid the commissions or spreads to the broker or dealer.

4.	The following is hereby added after the “MANAGEMENT – DISTRIBUTOR” section:

FINANCIAL INTERMEDIARY COMPENSATION

The Advisor and/or its subsidiaries or affiliates (“db-X Entities”) may pay certain broker-dealers and other financial intermediaries (“Intermediaries”) for certain marketing activities related to the Fund or other funds advised by the Advisor or its affiliates (“db-X Funds;” with such payments being “Payments”). Any Payments made by db-X Entities will be made from their own assets and not from the assets of a Fund. Although a portion of db-X Entities’ revenue comes directly or indirectly in part from fees paid by the Funds and other db-X Funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund or other db-X Funds. db-X Entities may make Payments for Intermediaries’ participating in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Funds or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems (“Education Costs”). db-X Entities may also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with a Fund or materials relating to other db-X Funds or exchange-traded funds in general (“Publishing Costs”). In addition, db-X Entities may make Payments to Intermediaries for otherwise promoting the Funds and other db-X Funds. Payments of this type are sometimes referred to as revenue-sharing payments. Payments to an Intermediary may be significant to the Intermediary.

As of June 17, 2011, db-X Entities had arrangements to make Payments to ABAX Brokerage Services, LLC (“ABAX”). Pursuant to db-X Entities’ arrangement with ABAX, ABAX has agreed to conduct and participate in various marketing activities and presentations concerning the Funds with prospective clients (including, without limitation, registered investment advisers, analysts, financial institutions, institutional investors (e.g., pension funds, endowments), wirehouses and other professional investors). db-X Entities thus may make Payments to ABAX in respect of Education Costs as well as for the other services provided by ABAX.

Please Retain This Supplement For Future Reference.

TDXSUP061711